Business Combination - Acquisition Accounting - Total Preliminary Purchase Price allocation to Net Assets Acquired (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Jun. 10, 2013	Dec. 31, 2012
Assets acquired:
Goodwill	$ 33,745	$ 33,745
D&I Silica, LLC
Assets acquired:
Cash			204
Restricted cash			688
Accounts receivable			17,908
Inventories			10,372
Prepaid expenses and other current assets			809
Property, plant and equipment			39,242
Intangible assets			41,878
Goodwill	33,745	33,745	33,745	0
Other assets			113
Total assets acquired			144,959
Liabilities assumed:
Accounts payable			11,646
Accrued liabilities and other current liabilities			796
Total liabilities assumed			12,442
Fair value of net assets acquired			$ 132,517